SHARE-BASED COMPENSATION - Nonvested Restricted Shares (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	May 03, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Kaixin Auto Group 2021 Plan
Weighted average fair value per ordinary shares at the granted dates
Weighted average period for unrecognized compensation cost		2 years 7 months 28 days
Restricted Stock [Member] | Kaixin Auto 2019 Plan
Number of nonvested restricted shares
Granted	2,183,828
Restricted Stock [Member] | Kaixin Auto Group 2021 Plan
Number of nonvested restricted shares
Balance at the beginning of period		5,441,630
Granted		43,500,000
Vested		38,911,292
Forfeited		5,000,000
Balance at the end of period		5,030,339	5,441,630
Weighted average fair value per ordinary shares at the granted dates
Balance at the beginning of period		$ 2.55
Granted		0.87
Vested		1.03
Forfeited		0.94
Balance at the end of period		$ 1.34	$ 2.55
Total unrecognized compensation cost		$ 7,308
Weighted average period for unrecognized compensation cost		5 years 1 month 6 days
Total fair value of shares vested		$ 40,078	$ 38,669	$ 0